As filed with the Securities and Exchange Commission on February 23, 1999.

                                                     Registration No. 333-66835
                                                              File No. 811-9097

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

      PRE-EFFECTIVE AMENDMENT NO. 2                             [X]

      POST-EFFECTIVE AMENDMENT NO.                            [   ]

                               and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
      ACT OF 1940                                               [X]

      Amendment No. 2                                           [X]


                             OPPENHEIMER EUROPE FUND
-------------------------------------------------------------------------------

             Two World Trade Center, New York, New York 10048-0203
-------------------------------------------------------------------------------
                   (Address of Principal Executive Offices)

                                 212-323-0200
-------------------------------------------------------------------------------
                         (Registrant's Telephone Number)

                             ANDREW J. DONOHUE, ESQ.
                             OppenheimerFunds, Inc.
              Two World Trade Center, New York, New York 10048-0203
-------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

[ ] Immediately upon filing pursuant to paragraph (b) [ ] On ________, pursuant to paragraph (b) [ ] 60 days after filing, pursuant to paragraph (a)(1) [ ] On_________, pursuant to paragraph (a)(1) [ ] 75 days after filing, pursuant to paragraph (a)(2) [ ] On ________, pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] This post effective amendment designates a new effective date for a previously filed post-effective amendment.

                             OPPENHEIMER EUROPE FUND

                                    FORM N-1A



                                     PART A
                      INFORMATION REQUIRED IN A PROSPECTUS

 Part A is incorporated herein by reference from Pre-Effective Amendment No. 1 of Registrant's Registration Statement (Reg. No. 333-66835) as filed with the Securities and Exchange Commission on February 3, 1999.



                                     PART B
         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

 Part B is incorporated herein by reference from Pre-Effective Amendment No. 1 of Registrant's Registration Statement (Reg. No. 333-66835) as filed with the Securities and Exchange Commission on February 3, 1999.

                       OPPENHEIMER EUROPE FUND

                              FORM N-1A

                               PART C

                          OTHER INFORMATION

Item 23.  Exhibits

(a)   Declaration  of  Trust  dated  as  of  11/4/98:   Previously  filed  with
      Registrant's initial
      Registration Statement on Form N-1A (Reg. No. 333-66835), 11/5/98, and incorporated herein by reference.

(b) By-Laws dated as of 11/4/98: Previously filed with Registrant's initial Registration Statement on Form N-1A (Reg. No. 333-66835), 11/5/98, and incorporated herein by reference.

(c)   (i)  Specimen   Class  A  Share   Certificate:   Previously   filed  with
      Registrant's initial
           Registration Statement on Form N-1A (Reg. No. 333-66835), 11/5/98, and incorporated herein by reference.

(ii)  Specimen Class B Share  Certificate:  Previously filed with  Registrant's initial Registration Statement on Form N-1A (Reg. No. 333-66835), 11/5/98, and incorporated herein by reference.

(iii)      Specimen   Class  C  Share   Certificate:   Previously   filed   with
           Registrant's initial Registration Statement on Form N-1A (Reg. No. 333-66835), 11/5/98, and incorporated herein by reference.

      (iv) Specimen   Class  Y  Share   Certificate:   Previously   filed  with
           Registrant's initial Registration Statement on Form N-1A (Reg. No. 333-66835), 11/5/98, and incorporated herein by reference.

(d) Form of Investment Advisory Agreement: Previously filed with Registrant's initial Registration Statement on Form N-1A (Reg. No. 333-66835), 11/5/98, and incorporated herein by reference

(e) (i) Form of General Distributor's Agreement: Previously filed with Registrant's initial Registration Statement on Form N-1A (Reg. No. 333-66835), 11/5/98, and incorporated herein by reference.

      (ii) Form of OppenheimerFunds Distributor, Inc. Dealer Agreement: Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

      (iii)     Form of  OppenheimerFunds  Distributor,  Inc. Broker Agreement:
      Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

      (iv) Form of OppenheimerFunds Distributor, Inc. Agency Agreement: Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

      (v) Broker Agreement between Oppenheimer Fund Management, Inc. and Newbridge Securities, Inc. dated October 1, 1986: Previously filed with Post-Effective Amendment No. 25 to the Registration Statement of Oppenheimer Growth Fund (Reg. No. 2-45272), 11/1/86, and refiled with Post-Effective Amendment No. 45 of Oppenheimer Growth Fund (Reg. No. 2-45272), 8/22/94 pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(f) (i) Retirement Plan for Non-Interested Trustees or Directors dated June 7, 1990: Filed with Post-Effective Amendment No. 97 to the Registration Statement of Oppenheimer Fund (File No. 2-14586), 8/30/90, refiled with Post-Effective Amendment No. 45 of Oppenheimer Growth Fund (Reg. No. 2-45272), 8/22/94, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

      (ii) Form of Trustee Deferred Compensation Agreement: Previously filed with Post-Effective No. 26 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg. No. 2-82590), 10/28/98, and incorporated herein by reference.

(g)   (i)       Form of Custodian  Agreement between Registrant and The Bank of
      New York: Previously filed with Registrant's initial Registration Statement on Form N-1A (Reg. No. 333-66835), 11/5/98, and incorporated herein by reference.

      (ii) Foreign Custody Manager Agreement between Registrant and The Bank of New York: Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement of Oppenheimer World Bond Fund (Reg. No. 333-48973), 4/23/98, and incorporated herein by reference.

(h) Not applicable.

(i) Opinion and Consent of Counsel: Previously filed with Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (Reg. No. 333-66835), 2/3/99, and incorporated herein by reference.

(j)   Independent   Auditors'  Consent:   Previously  filed  with  Pre-Effective
      Amendment No. 1 to Registrant's Registration Statement on Form N-1A (Reg. No. 333-66835), 2/3/99, and incorporated herein by reference.


(k) Not applicable.

(l)   Investment  Letter  from  OppenheimerFunds,   Inc.  to  Registrant:  Filed
      herewith.

(m) (i) Form of Service Plan and Agreement for Class A shares pursuant to Rule 12b-1: Previously filed with Registrant's initial Registrant Statement on Form N-1A (Reg. No. 333-66835), 11/5/98, and incorporated herein by reference.

      (ii) Form of Distribution and Service Plan and Agreement for Class B shares pursuant to Rule 12b-1: Previously filed with Registrant's initial Registrant Statement on Form N-1A (Reg. No. 333-66835), 11/5/98, and incorporated herein by reference.

      (iii) Form of Distribution and Service Plan and Agreement for Class C shares pursuant to Rule 12b-1: Previously filed with Registrant's initial Registrant Statement on Form N-1A (Reg. No. 333-66835), 11/5/98, and incorporated herein by reference.

(n) (i) Financial Data Schedule for Class A shares: Not applicable.

      (ii) Financial Data Schedule for Class B shares: Not applicable.

      (iii) Financial Data Schedule for Class C shares: Not applicable.

      (iv) Financial Data Schedule for Class Y shares: Not applicable.

(o) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through 8/25/98: Filed with Post-Effective Amendment No. 70 to the Registration Statement of Oppenheimer Global Fund (Reg. No. 2-31661), 9/14/98, and incorporated herein by reference.

      -- Powers of Attorney and Certified Board Resolutions: Previously filed with Pre-Effective Amendment No. 1 to Registrant's Registration
      Statement on Form N-1A (Reg. No. 333-66835), 2/3/99, and incorporated herein by reference.


Item 24.   Persons Controlled by or Under Common Control with Registrant

                       None

Item 25.        Indemnification


      Reference is made to the provisions of Article Seven of Registrant's Declaration of Trust filed as Exhibit 23(a) to this Registration Statement.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser

(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 26(b) below.

 (b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.


Name and Current Position      Other Business and Connections
with OppenheimerFunds, Inc.    During the Past Two Years

Charles E. Albers,
Senior Vice President          An officer and/or  portfolio  manager of certain
                               Oppenheimer   funds  (since   April   1998);   a
                               Chartered  Financial Analyst;  formerly,  a Vice
                               President  and  portfolio  manager for  Guardian
                               Investor  Services,  the  investment  management
                               subsidiary  of  The  Guardian   Life   Insurance
                               Company (since 1972).

Edward Amberger,
Assistant                      Vice President Formerly Assistant Vice President,
                               Securities Analyst for Morgan Stanley Dean Witter
                               (May 1997 - April  1998);  and  Research  Analyst
                               (July  1996  -  May  1997),   Portfolio   Manager
                               (February   1992  -  July  1996)  and  Department
                               Manager (June 1988 to February 1992) for The Bank of New York.


Mark J.P. Anson,
Vice President                 Vice   President  of   Oppenheimer   Real  Asset
                               Management,   Inc.  ("ORAMI");   formerly,  Vice
                               President  of  Equity   Derivatives  at  Salomon
                                 Brothers, Inc.


Peter M. Antos,
Senior Vice President          An officer and/or  portfolio  manager of certain
                               Oppenheimer   funds;   a   Chartered   Financial
                               Analyst;  Senior Vice  President of  HarbourView
                               Asset  Management  Corporation  ("HarbourView");
                               prior to March,  1996 he was the  senior  equity
                               portfolio  manager for the Panorama Series Fund,
                               Inc. (the  "Company") and other mutual funds and
                               pension funds managed by G.R.  Phelps & Co. Inc.
                               ("G.R.    Phelps"),    the   Company's    former
                               investment adviser, which was a subsidiary of Connecticut Mutual Life Insurance Company; he was also responsible for managing the common stock department and common stock investments of Connecticut Mutual Life Insurance Co.

Lawrence Apolito,
Vice President                 None.

Victor Babin,
Senior Vice President          None.

Bruce Bartlett,
Vice President                 An officer and/or  portfolio  manager of certain
                               Oppenheimer  funds.  Formerly,  a Vice President
                               and  Senior   Portfolio   Manager  at  First  of
                               America Investment Corp.

George Batejan,
Executive Vice President,
Chief Information Officer      Formerly    Senior   Vice    President,    Group
                               Executive,   and  Senior  Systems   Officer  for
                               American  International  Group  (October  1994 -
                               May, 1998).

John R. Blomfield,
Vice President                 Formerly Senior Product Manager (November,  1995
                               - August, 1997) of International Home Foods and

                               American Home Products  (March,  1994 - October,
                               1996).
Kathleen Beichert,
Vice President                 None.

Rajeev Bhaman,
Vice President                 Formerly,   Vice   President   (January  1992  -
                               February, 1996) of Asian Equities for Barclays de Zoete Wedd, Inc.

Robert J. Bishop,
Vice President Vice President of Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly, an Assistant Vice President of OFI/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for OFI.

George C. Bowen,
Senior Vice President, Treasurer
and Director                   Vice  President  (since June 1983) and Treasurer
                               (since    March   1985)   of    OppenheimerFunds
                               Distributor,  Inc.  (the  "Distributor");   Vice
                               President  (since  October  1989) and  Treasurer
                               (since April 1986) of  HarbourView;  Senior Vice
                               President   (since  February  1992),   Treasurer
                               (since July 1991)and a director  (since December
                               1991) of  Centennial;  President,  Treasurer and
                               a director  of  Centennial  Capital  Corporation
                               (since   June   1989);    Vice   President   and
                               Treasurer  (since  August  1978)  and  Secretary
                               (since  April  1981)  of  Shareholder  Services,
                               Inc.  ("SSI");  Vice  President,  Treasurer  and
                               Secretary  of  Shareholder  Financial  Services,
                               Inc.  ("SFSI") (since November 1989);  Assistant
                               Treasurer  of  Oppenheimer   Acquisition   Corp.
                               ("OAC")  (since  March,   1998);   Treasurer  of
                               Oppenheimer  Partnership  Holdings,  Inc. (since
                               November 1989); Vice President and Treasurer of ORAMI (since July 1996); an officer of other Oppenheimer funds.

Scott Brooks,
Vice President                 None.

Susan Burton,
Vice President                 None.

Adele Campbell,
Assistant Vice President & Assistant
Treasurer: Rochester Division  Formerly,  Assistant Vice President of Rochester
                               Fund Services, Inc.

Michael Carbuto,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds; Vice President of Centennial.

John Cardillo,
Assistant Vice President       None.

Erin Cawley,
Assistant Vice President       None.

H.D. Digby Clements,
Assistant Vice President:
Rochester Division             None.

O. Leonard Darling,
Executive Vice President       Trustee  (1993 - present) of Awhtolia  College -
                               Greece.

William DeJianne,              None.
Assistant Vice President

Robert A. Densen,
Senior Vice President          None.

Sheri Devereux,
Assistant Vice President       None.

Craig P. Dinsell
Executive                      Vice President Formerly, Senior Vice President of
                               Human  Resources for Fidelity  Investments-Retail
                               Division   (January,   1995  -  January,   1996),
                               Fidelity  Investments  FMR Co.  (January,  1996 -
                               June, 1997) and Fidelity  Investments FTPG (June,
                               1997 - January, 1998).

Robert Doll, Jr.,
Executive                      Vice  President  &  Director  An  officer  and/or
                               portfolio manager of certain Oppenheimer funds.

John Doney,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Andrew J. Donohue,
Executive Vice President,
General Counsel and Director   Executive   Vice  President   (since   September
                               1993),  and a director  (since  January 1992) of
                               the   Distributor;   Executive  Vice  President,
                               General  Counsel and a director of  HarbourView,
                               SSI, SFSI and Oppenheimer  Partnership Holdings,
                               Inc.  since  (September  1995);  President and a
                               director of Centennial  (since  September 1995);
                               President  and a director  of ORAMI  (since July
                               1996);  General  Counsel  (since  May  1996) and
                               Secretary   (since  April  1997)  of  OAC;  Vice
                               President   and  Director  of   OppenheimerFunds
                               International,  Ltd.  ("OFIL")  and  Oppenheimer
                               Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Patrick Dougherty,             None.
Assistant Vice President

Bruce Dunbar,                  None.
Vice President

Eric Edstrom,
Vice President

George Evans,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Edward Everett,
Assistant Vice President       None.

Scott Farrar,
Vice President Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds; formerly, an Assistant Vice President of OFI/Mutual Fund Accounting (April 1994-May 1996), and a Fund Controller for OFI.

Leslie A. Falconio,
Assistant Vice President       None.

Katherine P. Feld,
Vice President and Secretary Vice President and Secretary of the Distributor; Secretary of HarbourView, and Centennial; Secretary, Vice President and Director of Centennial Capital Corporation; Vice President and Secretary of ORAMI.

Ronald H. Fielding,
Senior Vice President; Chairman:
Rochester Division             An officer,  Director and/or  portfolio  manager
                               of  certain  Oppenheimer  funds;   Presently  he
                               holds the following  other  positions:  Director
                               (since  1995) of ICI Mutual  Insurance  Company;
                               Governor  (since  1994) of St.  John's  College;
                               Director    (since    1994   -    present)    of
                               International  Museum of  Photography  at George
                               Eastman House.  Formerly,  he held the following
                               positions:  formerly,  Chairman of the Board and
                               Director of Rochester  Fund  Distributors,  Inc.
                               ("RFD");  President  and  Director  of  Fielding
                               Management Company, Inc. ("FMC");  President and
                               Director of  Rochester  Capital  Advisors,  Inc.
                               ("RCAI");  Managing Partner of Rochester Capital
                               Advisors,   L.P.,   President  and  Director  of
                               Rochester   Fund   Services,    Inc.    ("RFS");
                               President  and Director of Rochester Tax Managed
                               Fund,  Inc.;  Director (1993 - 1997) of VehiCare
                               Corp.; Director (1993 - 1996) of VoiceMode.

John Fortuna,
Vice President                 None.

Patricia Foster,
Vice President                 Formerly,  she held the following positions:  An
                               officer of certain former  Rochester funds (May,
                               1993 - January,  1996);  Secretary  of Rochester
                               Capital  Advisors,   Inc.  and  General  Counsel
                               (June,   1993  -  January   1996)  of  Rochester
                               Capital Advisors, L.P.

Jennifer Foxson,
Vice President                 None.


Erin Gardiner,
Assistant Vice President       None.

Linda Gardner,
Vice President                 None.

Alan Gilston,
Vice President                 Formerly,   Vice   President   (1987-1997)   for
                               Schroder Capital Management International.

Jill Glazerman,
Assistant Vice President       None.

Robyn Goldstein-Liebler
Assistant Vice President       None.

Mikhail Goldverg
Assistant Vice President       None.

Jeremy Griffiths,
Executive Vice President and
Chief                          Financial  Officer  Chief  Financial  Officer and
                               Treasurer (since March, 1998) of Oppenheimer Acquisition Corp.; a Member and Fellow of the Institute of Chartered Accountants; formerly, an accountant for Arthur Young (London, U.K.).

Robert Grill,
Senior Vice President Formerly, Marketing Vice President for Bankers Trust Company (1993-1996); Steering Committee Member, Subcommittee Chairman for American Savings Education Council (1995-1996).

Caryn Halbrecht,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Elaine T. Hamann,
Vice President                 Formerly,  Vice  President  (September,  1989  -
                               January, 1997) of Bankers Trust Company.




Robert Haley
Assistant Vice President       Formerly,    Vice   President   of   Information
                               Services  for Bankers  Trust  Company  (January,
                               1991 - November, 1997).

Thomas B. Hayes,
Vice President                 None.

Barbara Hennigar,
Executive Vice President and
Chief Executive Officer of
OppenheimerFunds Services,
a division of the Manager President and Director of SFSI; President and Chief executive Officer of SSI.

Dorothy Hirshman,              None.
Assistant Vice President

Merryl Hoffman,
Vice President                 None.

Nicholas Horsley,
Vice President                 Formerly,  a Senior Vice President and Portfolio
                               Manager for Warburg,  Pincus  Counsellors,  Inc.
                               (1993-1997),   Co-manager  of  Warburg,   Pincus
                               Emerging   Markets   Fund   (12/94   -   10/97),
                               Co-manager   Warburg,    Pincus    Institutional
                               Emerging   Markets   Fund  -  Emerging   Markets
                               Portfolio  (8/96 - 10/97),  Warburg Pincus Japan
                               OTC  Fund,   Associate   Portfolio   Manager  of
                               Warburg   Pincus   International   Equity  Fund,
                               Warburg    Pincus     Institutional    Fund    -
                               Intermediate   Equity  Portfolio,   and  Warburg
                               Pincus EAFE Fund.

Scott T. Huebl,
Assistant Vice President       None.

Richard Hymes,
Vice President                 None.

Jane Ingalls,
Vice President                 None.

Kathleen T. Ives,
Vice President                 None.

Frank Jennings,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Thomas W. Keffer,
Senior Vice President          None.

Avram Kornberg,
Vice President                 None.

John Kowalik,
Senior                         Vice  President  An  officer   and/or   portfolio
                               manager for certain OppenheimerFunds; formerly, Managing Director and Senior Portfolio Manager at Prudential Global Advisors (1989 - 1998).

Joseph Krist,
Assistant Vice President       None.



Michael Levine,
Assistant Vice President       None.

Shanquan Li,
Vice President                 None.

Stephen F. Libera,
Vice President                 An officer and/or portfolio  manager for certain
                               Oppenheimer   funds;   a   Chartered   Financial
                               Analyst; a Vice President of HarbourView;  prior
                               to  March  1996,   the  senior  bond   portfolio
                               manager for Panorama Series Fund Inc., other mutual funds and pension accounts managed by G.R. Phelps; also responsible for managing the public fixed-income securities department at
                               Connecticut Mutual Life Insurance Co.

Mitchell J. Lindauer,
Vice President                 None.

Dan Loughran,
Assistant Vice President:
Rochester Division

David Mabry,
Assistant Vice President       None.

Steve Macchia,
Assistant Vice President       None.

Bridget Macaskill,
President, Chief Executive Officer
and Director                   Chief Executive  Officer (since September 1995);
                               President  and  director  (since  June  1991) of
                               HarbourView;  Chairman  and a  director  of  SSI
                               (since August 1994), and SFSI (September  1995);
                               President   (since   September   1995)   and   a
                               director    (since   October   1990)   of   OAC;
                               President   (since   September   1995)   and   a
                               director  (since  November  1989) of Oppenheimer
                               Partnership  Holdings,  Inc., a holding  company
                               subsidiary  of OFI; a director  of ORAMI  (since
                               July 1996) ;  President  and a  director  (since
                               October  1997) of OFIL, an offshore fund manager
                               subsidiary  of OFI  and  Oppenheimer  Millennium
                               Funds plc (since  October  1997);  President and
                               a  director  of  other   Oppenheimer   funds;  a
                               director of Hillsdown Holdings plc (a U.K. food company); formerly, an Executive Vice President of OFI.

Wesley Mayer,
Vice President                 Formerly,  Vice President (January, 1995 - June,
                               1996) of Manufacturers Life Insurance Company.

Loretta McCarthy,
Executive Vice President       None.

Kelley A. McCarthy-Kane
Assistant                      Vice   President   Formerly,   Product   Manager,
                               Assistant  Vice  President  (June 1995-  October,
                               1997) of Merrill Lynch Pierce Fenner & Smith.

Beth Michnowski,
Assistant                      Vice President  Formerly Senior Marketing Manager
                               May,  1996 - June,  1997) and Director of Product
                               Marketing   (August,   1992  -  May,  1996)  with
                               Fidelity Investments.


Lisa Migan,
Assistant Vice President       None.



Denis R. Molleur,
Vice President                 None.

Nikolaos Monoyios,
Vice President                 A Vice  President  and/or  portfolio  manager of
                               certain  Oppenheimer funds (since April 1998); a
                               Certified  Financial Analyst;  formerly,  a Vice
                               President  and  portfolio  manager for  Guardian
                               Investor Services,  the management subsidiary of
                               The  Guardian  Life  Insurance   Company  (since
                               1979).

Linda Moore,
Vice President                 Formerly,  Marketing Manager (July 1995-November
                               1996) for Chase Investment Services Corp.

Kenneth Nadler,
Vice President                 None.


David Negri,
Senior                         Vice  President  An  officer   and/or   portfolio
                               manager of certain Oppenheimer funds.

Barbara Niederbrach,
Assistant Vice President       None.

Robert A. Nowaczyk,
Vice President                 None.

Ray Olson,
Assistant Vice President       None.

Richard M. O'Shaugnessy,
Assistant Vice President:
Rochester Division             None.

Gina M. Palmieri,
Assistant Vice President       None.

Robert E. Patterson,
Senior                         Vice  President  An  officer   and/or   portfolio
                               manager of certain Oppenheimer funds.

James Phillips
Assistant Vice President       None.

Jane Putnam,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Michael Quinn,
Assistant                      Vice President Formerly, Assistant Vice President
                               (April,  1995 -  January,  1998)  of  Van  Kampen
                               American Capital.

Russell Read,
Senior Vice President          Vice   President  of   Oppenheimer   Real  Asset
                               Management, Inc. (since March, 1995).

Thomas Reedy,
Vice President                 An officer and/or  portfolio  manager of certain
                               Oppenheimer   funds;   formerly,   a  Securities
                               Analyst for the Manager.

John Reinhardt,
Vice President: Rochester Division  None
Ruxandra Risko,
Vice President                 None.

Michael S. Rosen,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Richard H. Rubinstein,
Senior                         Vice  President  An  officer   and/or   portfolio
                               manager of certain Oppenheimer funds.

Lawrence Rudnick,
Assistant Vice President       None.

James Ruff,
Executive Vice President & Director None.


Valerie Sanders,
Vice President                 None.

Ellen Schoenfeld,
Assistant Vice President       None.

Stephanie Seminara,
Vice President                 None.

Michelle Simone,
Assistant Vice President       None.

Richard Soper,
Vice President                 None.

Stuart J. Speckman
Vice President                 Formerly,  Vice  President  and  Wholesaler  for
                               Prudential  Securities  (December,  1990 - July,
                               1997).
Nancy Sperte,
Executive Vice President       None.

Donald W. Spiro,
Chairman Emeritus and Director Vice Chairman and Trustee of the New York-based Oppenheimer Funds; formerly, Chairman of the Manager and the Distributor.

Richard A. Stein,
Vice President: Rochester Division  Assistant  Vice  President  (since 1995) of
                               Rochester Capitol Advisors, L.P.

Arthur Steinmetz,
Senior                         Vice  President  An  officer   and/or   portfolio
                               manager of certain Oppenheimer funds.

Ralph Stellmacher,
Senior                         Vice  President  An  officer   and/or   portfolio
                               manager of certain Oppenheimer funds.

John Stoma,
Senior Vice President, Director
of Retirement Plans            None.



Michael C. Strathearn,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds; a Chartered Financial Analyst; a Vice President of HarbourView.

James C. Swain,
Vice Chairman of the Board Chairman, CEO and Trustee, Director or Managing Partner of the Denver-based Oppenheimer Funds; formerly, President and Director of OAMC and CAMC, and Chairman of the Board of SSI.

Susan Switzer,
Assistant Vice President

Anthony A. Tanner,
Vice President:  Rochester Division

James Tobin,
Vice President                 None.

Susan Torrisi,
Assistant Vice President       None.

Jay Tracey,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

James Turner,
Assistant Vice President       None.

Maureen VanNorstrand,
Assistant Vice President       None.

Ashwin Vasan,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds.

Teresa Ward,
Assistant Vice President       None.

Jerry Webman,
Senior Vice President          Director  of  New  York-based  tax-exempt  fixed
                               income Oppenheimer funds.

Christine Wells,
Vice President                 None.

Joseph Welsh,
Assistant Vice President       None.

Kenneth B. White,
Vice President An officer and/or portfolio manager of certain Oppenheimer funds; a Chartered Financial Analyst; Vice President of HarbourView.

William L. Wilby,
Senior Vice President          An officer and/or  portfolio  manager of certain
                               Oppenheimer    funds;    Vice    President    of
                                  HarbourView.

Carol Wolf,
Vice President                 An officer and/or  portfolio  manager of certain
                               Oppenheimer    funds;    Vice    President    of
                               Centennial;   Vice   President,    Finance   and
                               Accounting;    Point   of    Contact:    Finance
                               Supporters  of Children;  Member of the Oncology
                               Advisory Board of the Childrens Hospital.

Caleb Wong,
Assistant Vice President       None.

Robert G. Zack,
Senior Vice President and
Assistant Secretary, Associate
General                        Counsel  Assistant  Secretary  of SSI  (since May
                               1985),  SFSI (since November  1989),  OFIL (since
                               1998), Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Jill Zachman,
Assistant Vice President:
Rochester Division             None.

Arthur J. Zimmer,
Senior                         Vice  President  An  officer   and/or   portfolio
                               manager  of  certain   Oppenheimer   funds;  Vice
                               President of Centennial.



The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based Oppenheimer Funds and the Oppenheimer/Quest Rochester Funds, as set forth below:

New York-based Oppenheimer Funds

Oppenheimer  California  Municipal Fund Oppenheimer  Capital  Appreciation  Fund
Oppenheimer Developing Markets Fund Oppenheimer Discovery Fund Oppenheimer Enterprise Fund Oppenheimer Global Fund Oppenheimer Global Growth & Income Fund Oppenheimer Gold & Special Minerals Fund Oppenheimer Growth Fund Oppenheimer International Growth Fund Oppenheimer International Small Company Fund Oppenheimer Money Market Fund, Inc. Oppenheimer Multi-Sector Income Trust Oppenheimer Multi-State Municipal Trust Oppenheimer Multiple Strategies Fund Oppenheimer Municipal Bond Fund Oppenheimer New York Municipal Fund Oppenheimer Series Fund, Inc. Oppenheimer U.S. Government Trust Oppenheimer World Bond Fund

Quest/Rochester Funds

Limited Term New York Municipal Fund
Oppenheimer Convertible Securities Fund
Oppenheimer MidCap Fund
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Rochester Fund Municipals

Denver-based Oppenheimer Funds

Centennial America Fund, L.P. Centennial California Tax Exempt Trust Centennial Government Trust Centennial Money Market Trust Centennial New York Tax Exempt Trust Centennial Tax Exempt Trust Oppenheimer Cash Reserves Oppenheimer Champion Income Fund Oppenheimer Equity Income Fund Oppenheimer High Yield Fund Oppenheimer Integrity Funds Oppenheimer International Bond Fund Oppenheimer Limited-Term Government Fund Oppenheimer Main Street Funds, Inc. Oppenheimer Municipal Fund Oppenheimer Real Asset Fund Oppenheimer Strategic Income Fund Oppenheimer Total Return Fund, Inc. Oppenheimer Variable Account Funds Panorama Series Fund, Inc. The New York Tax-Exempt Income Fund, Inc.

The address of OppenheimerFunds, Inc., the New York-based Oppenheimer Funds, the Quest Funds, OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World Trade Center, New York, New York 10048-0203.

The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood, Colorado 80112.

The address of the Rochester-based funds is 350 Linden Oaks, Rochester, New York 14625-2807.

Item 27.  Principal Underwriter

(a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 26(b) above.

(b) The directors and officers of the Registrant's principal underwriter are:

Name & Principal         Positions & Offices     Positions & Offices
Business Address         with Underwriter        with Registrant

Jason Bach               Vice President          None
31 Racquel Drive
Marietta, GA 30364

Peter Beebe              Vice President          None
876 Foxdale Avenue
Winnetka, IL  60093

Douglas S. Blankenship   Vice President          None
17011 Woodbank
Spring, TX  77379

George C. Bowen(1)       Vice President and      Vice President and
                         Treasurer               Treasurer of the
                                                 Oppenheimer funds.

Peter W. Brennan         Vice President          None
1940 Cotswold Drive
Orlando, FL 32825

Robert Coli              Vice President          None
12 White Tail Lane
Bedminster, NJ 07921

Ronald T. Collins        Vice President          None
710-3 E. Ponce de Leon Ave.
Decatur, GA  30030

William Coughlin         Vice President          None
542 West Surf - #2N
Chicago, IL  60657

Mary Crooks(1)

Daniel Deckman           Vice President          None
12252 Rockledge Circle
Boca Raton, FL 33428

Christopher DeSimone     Vice President          None
5105 Aldrich Avenue South
Minneapolis, MN 55403

Rhonda Dixon-Gunner(1)   Assistant Vice PresidentNone

Andrew John Donohue(2)   Executive Vice          Secretary of the
                         President & Director    Oppenheimer funds.
                         And General Counsel

John Donovan             Vice President          None
868 Washington Road
Woodbury, CT  06798

Kenneth Dorris           Vice President          None
4104 Harlanwood Drive
Fort Worth, TX 76109

Wendy H. Ehrlich         Vice President          None
4 Craig Street
Jericho, NY 11753

Kent Elwell              Vice President          None
35 Crown Terrace
Yardley, PA  19067

Todd Ermenio             Vice President          None
11011 South Darlington
Tulsa, OK  74137

John Ewalt               Vice President          None
2301 Overview Dr. NE
Tacoma, WA 98422

George Fahey             Vice President          None
412 Commons Way
Doylestown, PA 18901

Patrice Falagrady(1)     Senior Vice President   None

Eric Fallon              Vice President          None
10 Worth Circle
Newton, MA  02158

Katherine P. Feld(2)     Vice President          None
& Secretary

Mark Ferro               Vice President          None
43 Market Street
Breezy Point, NY 11697

Ronald H. Fielding(3)    Vice President          None

Ronald R. Foster         Senior Vice President   None
11339 Avant Lane
Cincinnati, OH 45249

Patricia Gadecki-Wells   Vice President          None
950 First St., S.
Suite 204
Winter Haven, FL  33880

Luiggino Galleto         Vice President          None
10239 Rougemont Lane
Charlotte, NC 28277

Michelle Gans            Vice President          None
8327 Kimball Drive
Eden Prairie, MN  55347

L. Daniel Garrity        Vice President          None
2120 Brookhaven View, N.E.
Atlanta, GA 30319

Mark Giles               Vice President          None
5506 Bryn Mawr
Dallas, TX 75209

Ralph Grant(2)           Vice President/National None
Sales Manager

Michael Guman            Vice President          None
3913 Pleasent Avenue
Allentown, PA 18103

Allen Hamilton           Vice President          None
5 Giovanni
Aliso Viejo, CA  92656

C. Webb Heidinger        Vice President          None
138 Gales Street
Portsmouth, NH  03801

Byron Ingram(1)          Assistant Vice PresidentNone

Kathleen T. Ives(1)      Vice President          None

Eric K. Johnson          Vice President          None
3665 Clay Street
San Francisco, CA 94118

Mark D. Johnson          Vice President          None
409 Sundowner Ridge Court
Wildwood, MO  63011

Elyse Jurman             Vice President          None
1194 Hillsboro Mile, #51
Hillsboro Beach, FL  33062

Michael Keogh(2)         Vice President          None

Brian Kelly              Vice President          None
60 Larkspur Road
Fairfield, CT  06430

John Kennedy             Vice President          None
799 Paine Drive
Westchester, PA  19382

Richard Klein            Vice President          None
4820 Fremont Avenue So.
Minneapolis, MN 55409

Daniel Krause            Vice President          None
560 Beacon Hill Drive
Orange Village, OH  44022

Ilene Kutno(2)           Vice President/         None
                         Director of Sales

Oren Lane                Vice President          None
5286 Timber Bend Drive
Brighton, MI  48116

Todd Lawson              Vice President          None
3333 E. Bayaud Avenue
Unit 714
Denver, CO 80209

Wayne A. LeBlang         Senior Vice President   None
54511 Southern Hills
LaQuinta, CA  92253

Dawn Lind                Vice President          None
7 Maize Court
Melville, NY 11747

James Loehle             Vice President          None
2714 Orchard Terrace
Linden, NJ  07036

Steve Manns              Vice President          None
1941 W. Wolfram Street
Chicago, IL  60657

Todd Marion              Vice President          None
39 Coleman Avenue
Chatham, N.J. 07928

Marie Masters            Vice President          None
8384 Glen Eagle Drive
Manlius, NY  13104

LuAnn Mascia(2)          Assistant Vice PresidentNone

Theresa-Marie Maynier    Vice President          None
2421 Charlotte Drive
Charlotte, NC  28203

Anthony Mazzariello      Vice President          None
100 Anderson Street, #427
Pittsburgh, PA  15212


John McDonough           Vice President          None
3812 Leland Street
Chevey Chase, MD  20815

Wayne Meyer              Vice President          None
2617 Sun Meadow Drive
Chesterfield, MO  63005

Tanya Mrva(2)            Assistant Vice PresidentNone

Laura Mulhall(2)         Senior Vice President   None

Charles Murray           Vice President          None
18 Spring Lake Drive
Far Hills, NJ 07931

Wendy Murray             Vice President          None
32 Carolin Road
Upper Montclair, NJ 07043

Denise-Marke Nakamura    Vice President          None
2870 White Ridge Place, #24
Thousand Oaks, CA  91362

Chad V. Noel             Vice President          None
2408 Eagleridge Dr.
Henderson, NV  89014

Joseph Norton            Vice President          None
2518 Fillmore Street
San Francisco, CA  94115

Kevin Parchinski         Vice President          None
8409 West 116th Terrace
Overland Park, KS 66210

Gayle Pereira            Vice President          None
2707 Via Arboleda
San Clemente, CA 92672

Charles K. Pettit        Vice President          None
22 Fall Meadow Dr.
Pittsford, NY  14534

Bill Presutti            Vice President          None
130 E. 63rd Street, #10E
New York, NY  10021

Steve Puckett            Vice President          None
5297 Soledad Mountain Road
San Diego, CA  92109

Elaine Puleo(2)          Senior Vice President   None

Minnie Ra                Vice President          None
100 Delores Street, #203
Carmel, CA 93923

Dustin Raring            Vice President          None
378 Elm Street
Denver, CO 80220

Michael Raso             Vice President          None
16 N. Chatsworth Ave.
Apt. 301
Larchmont, NY  10538

John C. Reinhardt(3)     Vice President          None

Douglas Rentschler       Vice President          None
677 Middlesex Road
Grosse Pointe Park, MI 48230

Ian Robertson            Vice President          None
4204 Summit Wa
Marietta, GA 30066

Michael S. Rosen(2)      Vice President          None

Kenneth Rosenson         Vice President          None
3505 Malibu Country Drive
Malibu, CA 90265

James Ruff(2)            President               None

Timothy Schoeffler       Vice President          None
1717 Fox Hall Road
Washington, DC  77479

Michael Sciortino        Vice President          None
785 Beau Chene Drive
Mandeville, LA  70471

Eric Sharp               Vice President          None
862 McNeill Circle
Woodland, CA  95695

Robert Shore             Vice President          None
26 Baroness Lane
Laguna Niguel, CA 92677

Timothy Stegner          Vice President          None
794 Jackson Street
Denver, CO 80206

Peter Sullivan           Vice President          None
21445 S. E 35th Street
Issaquah, WA  98029

David Sturgis            Vice President          None
44 Abington Road
Danvers, MA  0923

Brian Summe              Vice President          None
239 N. Colony Drive
Edgewood, KY 41017

George Sweeney           Vice President          None
5 Smokehouse Lane
Hummelstown, PA  17036

Andrew Sweeny            Vice President          None
5967 Bayberry Drive
Cincinnati, OH 45242

Scott McGregor Tatum     Vice President          None
704 Inwood
 Southlake, TX  76092

David G. Thomas          Vice President          None
7009 Metropolitan Place, #300
Falls Church, VA 22043

Sarah Turpin             Vice President          None
2201 Wolf Street, #5202
Dallas, TX 75201

Andrea Walsh(1)          Vice President          None

Suzanne Walters(1)       Assistant Vice PresidentNone

Mark Stephen Vandehey(1) Vice President          None

James Wiaduck            Vice President          None
29900 Meridian Place
#22303
Farmington Hills, MI  48331

Marjorie Williams        Vice President          None
6930 East Ranch Road
Cave Creek, AZ  85331

(1)   6803 South Tucson Way, Englewood, CO  80112
(2)   Two World Trade Center, New York, NY  10048
(3)   350 Linden Oaks, Rochester, NY  14623

      (c)  Not applicable.


Item 28.  Location of Accounts and Records
The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Englewood, Colorado 80112.

Item 29.  Management Services

Not applicable



Item 30.  Undertakings

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 22nd day of February, 1999.

                     OPPENHEIMER EUROPE FUND

                     By: /s/ Bridget A. Macaskill
                         -------------------------------
                           Bridget A. Macaskill, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures:                    Title                Date
-----------                    -----                ----

/s/ Leon Levy                  Chairman of the           February 22, 1999
--------------                 Board of Trustees
Leon Levy

/s/ Donald W. Spiro            Trustee                   February 22, 1999
--------------------
Donald W. Spiro

/s/ George Bowen               Treasurer,                February 22, 1999
-----------------              Principal Financial
George Bowen                   and Accounting
                               Officer

/s/ Bridget A. Macaskill       President, Principal      February 22, 1999
------------------------       Executive Officer
Bridget A. Macaskill           and Trustee

/s/ Robert G. Galli            Trustee                   February 22, 1999
-------------------
Robert G. Galli

/s/ Benjamin Lipstein          Trustee                   February 22, 1999
----------------------
Benjamin Lipstein


/s/ Kenneth A. Randall         Trustee                   February 22, 1999
-----------------------
Kenneth A. Randall

/s/ Russell S. Reynolds, Jr.   Trustee                   February 22, 1999
-----------------------------
Russell S. Reynolds, Jr.

/s/ Pauline Trigere            Trustee                   February 22, 1999
--------------------
Pauline Trigere

/s/ Elizabeth B. Moynihan      Trustee                   February 22, 1999
--------------------------
Elizabeth B. Moynihan

/s/ Clayton K. Yeutter         Trustee                   February 22, 1999
-----------------------
Clayton K. Yeutter

/s/ Edward V. Regan            Trustee                   February 22, 1999
--------------------
Edward V. Regan

                             OPPENHEIMER EUROPE FUND

                                  EXHIBIT INDEX


Form N-1A
Item No.             Description



23(l)                Investment Letter from OppenheimerFunds, Inc.